Related party transactions (Tables)	12 Months Ended
Jun. 30, 2022
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Summary of Transactions with Related Parties
Further disclosures related to related party transactions are as follows:
Transactions with related parties

	Joint ventures		Associates
	2022	2021	2022	2021
	US$M	US$M	US$M	US$M
Sales of goods/services	–	–	–	–
Purchases of goods/services	–	–	1,852.132	1,564.073
Interest income	–	–	0.398	2.241
Interest expense	–	–	0.005	–
Dividends received	–	–	787.208	737.250
Net loans made to/(repayments from) related parties	–	–	(23.554)	(12.108)

Summary of Outstanding Balances with Related Parties
Outstanding balances with related parties

	Joint ventures		Associates
	2022	2021	2022	2021
	US$M	US$M	US$M	US$M
Trade amounts owing to related parties	–	–	351.607	316.269
Loan amounts owing to related parties	–	–	–	17.097
Trade amounts owing from related parties	–	–	6.855	0.004
Loan amounts owing from related parties	–	–	–	40.651